Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 242,358,709	$ 262,585,666
Non-controlling Interests, Profit (Loss)	$ (1,526,522)	19,939,613	$ 51,137,820
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	91.00%
Non-controlling Interests, Equity	$ 8,188,827	7,691,319
Non-controlling Interests, Profit (Loss)	$ 749,261	1,079,941	1,112,709
Enel Generación Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	645.00%
Non-controlling Interests, Equity	$ 111,567,532	126,700,973
Non-controlling Interests, Profit (Loss)	$ (10,006,037)	12,667,880	42,883,953
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	735.00%
Non-controlling Interests, Equity	$ 10,113,358	10,079,858
Non-controlling Interests, Profit (Loss)	$ 6,403,829	6,241,062	6,885,422
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	4250.00%
Non-controlling Interests, Equity	$ 2,068,169	1,837,612
Non-controlling Interests, Profit (Loss)	$ 230,557	(504,550)	(254,604)
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	1541.00%
Non-controlling Interests, Equity	$ 55,283,359	57,871,809
Non-controlling Interests, Profit (Loss)	$ 645,440	(264,158)	(187,989)
Empresa Nacional de Geotermia SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	4900.00%
Non-controlling Interests, Equity	$ 11,134	995,614
Non-controlling Interests, Profit (Loss)	$ (515,293)	(74,963)	41,780
Parque Eolico Talinay Oriente SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	3909.00%
Non-controlling Interests, Equity	$ 55,283,519	57,586,860
Non-controlling Interests, Profit (Loss)	945,454	868,127	662,374
Others [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	(157,189)	(178,379)
Non-controlling Interests, Profit (Loss)	$ 20,267	$ (73,726)	$ (5,825)